Regulatory Assets and Liabilities - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
Regulatory assets not earning a return	$ 1,980	$ 1,727